Receivables and Other Assets - Components of Receivables Included in Balance Sheet (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Minimum [Member] | United States prime plus [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Development recovery receivables variable interest rate	1.00%	1.00%
Minimum [Member] | Canadian prime plus [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
VTB Collection Terms Range	6 months
VTB variable interest rate from Canadian prime	3.00%	3.00%
Fixed interest rate	6.00%	6.00%
Maximum [Member] | United States prime plus [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Development recovery receivables fixed interest rate	6.00%	6.00%
Maximum [Member] | Canadian prime plus [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
VTB Collection Terms Range	3 years